Equity - Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Value [Abstract]
Issued capital		R$ 2,314,821
Increase (decrease) through share-based payment transactions, equity	[1]	43,734	R$ 69,109	R$ 52,311
Issued capital		2,315,628	2,314,821
Quantity [Abstract]
Negative equity position		(30,435,270)	(21,327,848)	(19,007,500)	R$ (18,333,003)
Increase (decrease) in equity		(9,107,422)	(2,320,348)
Advance for future capital increase		0	789
Company’s capital
Value [Abstract]
Issued capital		2,314,821	2,313,941
Decrease through other distributions to owners, equity		0	0
Increase (decrease) through share-based payment transactions, equity	[1]	807	880	23,065
Issued capital		2,315,628	2,314,821	2,313,941
Quantity [Abstract]
Negative equity position		2,315,628	2,314,821	2,313,941	R$ 2,290,876
AFAC [Member]
Value [Abstract]
Issued capital		789	61
Decrease through other distributions to owners, equity		(18)	(1,608)
Increase (decrease) through share-based payment transactions, equity		807	880
Issued capital		R$ 0	R$ 789	R$ 61
Common shares
Quantity [Abstract]
Number of shares issued		928,965,058,000	928,965,058,000
Number of shares issued for capital payment		0	0
Acquisition		0	0
Number of shares issued		928,965,058,000	928,965,058,000	928,965,058,000
Preferred shares
Quantity [Abstract]
Number of shares issued		335,747,796,000	335,623,408,000
Number of shares issued for capital payment		0	0
Acquisition		3,000,000	124,388,000
Number of shares issued		335,750,796,000	335,747,796,000	335,623,408,000

[1]	(a)